Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provision for Income Tax Expense (Benefit)

The provision for income tax expense (benefit) for the years ended December 31, 2016, December 31, 2015, and December 31, 2014, consisted of the following:

	2016	2015	2014
Current
Federal	$—	—	—
State	95	97	30

	95	97	30
Deferred
Federal	267	177	(231)
State	—	—	—

	267	177	(231)

	$362	274	(201)

Reconciliation of Federal Income Tax Rate

Total income tax expense for the years ended December 31, 2016, December 31, 2015, and December 31, 2014, differed from the amounts computed by applying the federal income tax rate of 34 percent to income before income taxes as follows:

	2016	2015	2014
Expected federal income tax expense at statutory tax rate	$1,110	911	679
Effect of nontaxable interest income	(452)	(458)	(542)
Effect of nontaxable bank owned life insurance income	(117)	(114)	(104)
Effect of Qualified Zone Academy Bond (QZAB) credit	(114)	(109)	(220)
State taxes on income, net of federal benefit	59	59	10
Other tax credits	(128)	(80)	(80)
Non deductible expenses	4	65	56

Total income tax expense	$362	274	(201)

Effective tax rate (benefit)	11.1%	10.2%	(10.1% )

Components of Deferred Taxes

The components of deferred taxes as of December 31, 2016, and December 31, 2015, are summarized as follows:

	2016	2015
Deferred tax assets:
Allowance for loan loss	$2,078	1,938
Accrued expenses	294	377
Net operating loss carry forward	454	1,182
Tax credit carry forward	568	258
Intangible amortization	548	784
Other	242	267

	4,184	4,806

Deferred tax liabilities:
FHLB stock dividends	(787)	(787)
Unrealized gain on securities available for sale	(240)	(1,275)
Depreciation and amortization	(105)	(102)

	(1,132)	(2,164)

Net deferred tax asset	$3,052	2,642